Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	NORTH CENTRAL BANCSHARES INC
Entity Central Index Key	0001005188
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1
Entity Common Stock, Shares Outstanding	1
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks:
Interest-bearing	$ 9,167,235	$ 13,563,234
Noninterest-bearing	8,237,847	7,040,574
Total cash and cash equivalents	17,405,082	20,603,808
Investments in certificates of deposit	3,631,000	12,689,000
Securities available-for-sale	67,966,957	48,435,771
Restricted equity securities	3,123,200	3,017,200
Loans receivable, net (less allowance for loan losses of $5,845,730 and $6,146,861)	311,377,863	334,460,567
Loans held for sale	1,657,813	332,178
Accrued interest receivable	1,622,767	1,754,292
Foreclosed real estate	1,749,986	4,586,399
Premises and equipment, net	11,604,202	11,498,583
Rental real estate	2,036,455	2,144,400
Title plant	475,704	671,704
Deferred taxes	1,351,639	2,151,594
Bank-owned life insurance (BOLI)	6,023,572	5,787,864
Prepaid FDIC assessment	954,947	1,353,121
Prepaid expenses and other assets	2,040,431	2,777,185
Total assets	433,021,618	452,263,666
LIABILITIES
Deposits	360,850,727	349,832,904
Borrowed funds	25,750,000	49,250,000
Advances from borrowers for taxes and insurance	2,069,176	1,828,430
Accrued expenses and other liabilities	2,254,233	2,177,042
Total liabilities	390,924,136	403,088,376
STOCKHOLDERS' EQUITY
Preferred stock, $.01 par value, authorized 3,000,000 shares; issued and outstanding 2011 - none; 2010 - 10,200 shares	0	10,137,381
Common stock, $.01 par value, authorized 15,500,000 shares; issued and outstanding 2011 - 1,357,073 shares; 2010 - 1,351,448 shares	13,557	13,502
Additional paid-in capital	18,167,895	18,066,437
Retained earnings, substantially restricted	23,017,789	21,047,295
Accumulated other comprehensive income (loss)	898,241	(89,325)
Total stockholders' equity	42,097,428	49,175,290
Total liabilities and stockholders' equity	$ 433,021,618	$ 452,263,666

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans receivable, net	$ 5,845,730	$ 6,146,861
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.1	$ 0.1
Preferred stock, shares authorized (in shares)	3,000,000	3,000,000
Preferred stock, shares issued (in shares)	0	10,200
Preferred stock, shares outstanding (in shares)	0	10,200
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized (in shares)	15,500,000	15,500,000
Common stock, shares issued (in shares)	1,357,073	1,351,448
Common stock, shares outstanding (in shares)	1,357,073	1,351,448

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 18,285,197	$ 20,951,183	$ 23,814,290
Securities
Taxable	1,539,672	937,453	974,773
Nontaxable	255,953	151,511	96,100
Interest bearing deposits and other	134,090	168,468	13,522
Interest Income	20,214,912	22,208,615	24,898,685
Interest expense:
Deposits	4,555,119	5,313,932	6,802,006
Borrowed funds	1,133,548	2,432,282	3,535,522
Interest expense	5,688,667	7,746,214	10,337,528
Net interest income	14,526,245	14,462,401	14,561,157
Provision for loan losses	2,135,000	4,091,000	2,450,000
Net interest income after provision for loan losses	12,391,245	10,371,401	12,111,157
Noninterest income:
Fees and service charges	4,716,612	4,772,904	4,708,225
Abstract fees	561,393	636,782	929,279
Gain on sale of loans	691,216	965,769	975,481
Other income	1,606,722	1,562,910	1,765,344
Total noninterest income	7,575,943	7,938,365	8,378,329
Investment securities gains (losses), net:
Total other-than-temporary impairment losses	0	0	(23,343)
Portion of loss recognized in other comprehensive income (loss) before taxes	0	0	0
Net impairment losses recognized in earnings	0	0	(23,343)
Realized securities gains (losses), net	135,754	7,652	362,560
Total securities gains (losses), net	135,754	7,652	339,217
Noninterest expense:
Compensation and employee benefits	7,809,460	7,614,858	7,364,215
Premises and equipment	1,841,130	1,894,850	1,878,967
Data processing	868,437	871,816	809,416
FDIC insurance expense	430,888	561,990	759,734
Foreclosed real estate impairment	556,447	479,045	518,136
Other expenses	5,172,217	4,712,034	4,784,319
Total noninterest expense	16,678,579	16,134,593	16,114,787
Income before income taxes	3,424,363	2,182,825	4,713,916
Provision for income taxes	786,000	477,500	1,524,700
Net income	2,638,363	1,705,325	3,189,216
Preferred stock dividends and discount	550,127	528,800	514,924
Net income available to common stockholders	$ 2,088,236	$ 1,176,525	$ 2,674,292
Basic earnings per common share (in dollars per share)	$ 1.55	$ 0.87	$ 1.99
Diluted earnings per common share (in dollars per share)	$ 1.53	$ 0.87	$ 1.99
Dividends declared per common share (in dollars per share)	$ 0.04	$ 0.04	$ 0.04

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 2,638,363	$ 1,705,325	$ 3,189,216
Securities for which a portion of an other-than-temporary impairment has been recorded in earnings:
Unrealized holding (gains) losses	0	851	(23,058)
(Gains) loss recognized in earnings	0	(7,652)	29,859
Net unrealized gain (loss) on securities with other-than-temporary impairment before tax expense	0	(6,801)	6,801
Tax (expense)	0	0	0
Net unrealized gain (loss) on securities with other-than-temporary impairment, net of tax in other comprehensive income (loss)	0	(6,801)	6,801
Other securities:
Unrealized holding gains (losses) arising during the period	1,710,820	(470,533)	475,698
Realized net (gains) recognized into net income	(135,754)	0	(369,076)
Net unrealized gains (losses) on other securities before tax (expense) benefit	1,575,066	(470,533)	106,622
Tax (expense) benefit	(587,500)	175,509	(39,770)
Net unrealized gains (losses) on other securities, net of tax in other comprehensive income (loss)	987,566	(295,024)	66,852
Other comprehensive income (loss)	987,566	(301,825)	73,653
Comprehensive income	$ 3,625,929	$ 1,403,500	$ 3,262,869

Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 13,421	$ 17,819,096	$ 17,240,779	$ 138,847	$ 35,212,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	3,189,216	0	3,189,216
Other comprehensive income	0	0	0	0	73,653	73,653
Dividends on preferred stock	0	0	0	(433,500)		(433,500)
Dividends on common stock	0	0	0	(53,848)	0	(53,848)
Employee stock-based compensation expense	0	30	61,124	0	0	61,154
Issuance of common stock as a result of stock options exercised	0	20	29,980	0	0	30,000
Issuance of preferred stock and common stock warrant	10,100,732	0	99,268	0	0	10,200,000
Accretion of discount on preferred stock	17,849	0	0	(17,849)	0	0
Balance at Dec. 31, 2009	10,118,581	13,471	18,009,468	19,924,798	212,500	48,278,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	1,705,325	0	1,705,325
Other comprehensive income	0	0	0	0	(301,825)	(301,825)
Dividends on preferred stock	0	0	0	(510,000)	0	(510,000)
Dividends on common stock	0	0	0	(54,028)	0	(54,028)
Employee stock-based compensation expense	0	31	56,969	0	0	57,000
Accretion of discount on preferred stock	18,800	0	0	(18,800)	0	0
Balance at Dec. 31, 2010	10,137,381	13,502	18,066,437	21,047,295	(89,325)	49,175,290
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	0	2,638,363	0	2,638,363
Other comprehensive income	0	0	0	0	987,566	987,566
Dividends on preferred stock	0	0	0	(551,083)	0	(551,083)
Dividends on common stock	0	0	0	(54,167)	0	(54,167)
Employee stock-based compensation expense	0	35	60,298	0	0	60,333
Issuance of common stock as a result of stock options exercised	0	20	41,160	0	0	41,180
Accretion of discount on preferred stock	62,619	0	0	(62,619)	0	0
Redemption of preferred stock	(10,200,000)	0	0	0	0	(10,200,000)
Balance at Dec. 31, 2011	$ 0	$ 13,557	$ 18,167,895	$ 23,017,789	$ 898,241	$ 42,097,428

Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	2,000	2,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,638,363	$ 1,705,325	$ 3,189,216
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,135,000	4,091,000	2,450,000
Depreciation	841,281	911,858	902,435
Amortization and accretion	477,965	237,174	529,146
Deferred taxes	212,455	254,886	732,824
Stock-based compensation expense	60,333	57,000	61,154
Excess tax benefit (expense) related to stock-based compensation	0	0	13,667
Gain on sale of foreclosed real estate and loans, net	(674,662)	(939,992)	(981,048)
Provision for impairment of securities available-for-sale	0	0	23,343
Provision for impairment of title plant	196,000	0	0
Foreclosed real estate impairment	556,447	479,045	518,136
(Gain) loss on sale of investments	(135,754)	(7,652)	(362,560)
Increase in value of bank-owned life insurance	(235,708)	(244,183)	(249,810)
Proceeds from sales of loans held for sale	35,599,684	51,365,870	70,576,019
Originations of loans held for sale	(36,234,103)	(49,398,346)	(70,204,005)
Change in assets and liabilities:
Accrued interest receivable	131,525	113,678	228,814
Prepaid expenses and other assets	1,123,444	(327,902)	(2,525,187)
Accrued expenses and other liabilities	63,835	(1,440,538)	(8,113)
Net cash provided by operating activities	6,756,105	6,857,223	4,894,031
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	18,474,837	31,774,842	35,145,907
Purchase of loans	0	0	(14,762,234)
Proceeds from redemption of restricted equity securities	1,320,700	1,119,700	814,300
Purchase of restricted equity securities	(1,426,700)	(212,200)	(46,600)
Procceeds from maturities on investments in certificates of deposits	11,046,000	3,984,000	0
Purchase of investments in certificates of deposit	(1,988,000)	(16,673,000)	0
Proceeds from sale of securities available-for-sale	3,379,805	207,732	9,071,720
Proceeds from maturities and calls of securities available-for-sale	16,073,021	14,554,417	6,688,029
Purchase of securities available-for-sale	(37,590,502)	(40,638,953)	(15,744,778)
Purchase of premises, equipment and rental real estate	(833,455)	(428,298)	(557,198)
Net proceeds from sale of foreclosed real estate	4,594,928	1,050,689	1,589,062
Net cash provided by (used in) investing activities	13,050,634	(5,261,071)	22,198,208
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	11,017,823	15,019,844	(15,356,865)
Net increase (decrease) in advances from borrowers for taxes and insurance	240,746	35,640	(130,968)
Proceeds from other borrowed funds	5,500,000	7,250,000	8,500,000
Payments of other borrowed funds	(29,000,000)	(24,500,000)	(24,348,915)
Redemption of preferred stock	(10,200,000)	0	0
Proceeds from issuance of common stock, preferred stock and common stock warrant	41,180	0	10,230,000
Excess tax benefit (expense) related to stock-based compensation	0	0	(13,667)
Common and preferred dividends paid	(605,214)	(563,998)	(487,298)
Net cash (used in) financing activities	(23,005,465)	(2,758,514)	(21,607,713)
Net change in cash and cash equivalents	(3,198,726)	(1,162,362)	5,484,526
Beginning	20,603,808	21,766,170	16,281,644
Ending	17,405,082	20,603,808	21,766,170
Cash payments for:
Interest	5,829,327	7,914,981	10,604,172
Income taxes paid (refunds), net	(622,786)	1,648,352	141,162
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of loans to foreclosed real estate	$ 2,323,696	$ 4,441,523	$ 2,646,583

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1.	Significant Accounting Policies

Nature of activities:  North Central Bancshares, Inc. (the Company), an Iowa corporation, owns 100% of the outstanding stock of First Federal Savings Bank of Iowa (the Bank), which conducts its operations from its main office located in Fort Dodge, Iowa, and ten branch offices located in Fort Dodge, Nevada, Ames, Perry, Ankeny, Clive, West Des Moines, Burlington and Mt. Pleasant, Iowa.

Effective June 29, 2011, the Bank received regulatory approval from the Iowa Division of Banking and completed its conversion to a state-chartered commercial bank from a federally-chartered stock savings bank.  In connection with the conversion of the Bank, the Company also received approval from the Board of Governors of the Federal Reserve System and completed a reorganization to a bank holding company from a savings and loan holding company.

The Bank competes with other financial institutions and non-financial institutions providing similar financial products.  Although the loan activity of the Bank is diversified with commercial loans, real estate loans, automobile, installment and other consumer loans, the Bank's credit is concentrated in real estate loans.

Principles of consolidation:  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank's wholly-owned subsidiaries, First Federal Investment Services, Inc. (which sells insurance, annuity products and mutual funds), First Iowa Title Services, Inc. (which provides real estate abstracting services) and Northridge Apartments Limited Partnership and Northridge Apartments Limited Partnership II (which own multifamily apartment buildings).  All significant intercompany balances and transactions have been eliminated in consolidation.

Accounting estimates and assumptions:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, fair value of securities available-for-sale and related other-than-temporary impairments, fair value of foreclosed real estate, and fair value of financial instruments.

Revenue recognition:  Interest income is recognized on the accrual method based on the respective outstanding balances.  Other revenue is recognized at the time the service is provided or transaction occurs.

Cash and cash equivalents and cash flows:  For purposes of the consolidated statements of cash flows, cash and cash equivalents includes cash and balances due from banks.  Cash flows from loans, deposits and short-term borrowings are reported net.

Investments in certificates of deposit:  Investments in certificates of deposit mature within twenty-four months and are carried at cost.

Securities available-for-sale:  Securities classified as available-for-sale are those debt and equity securities the Company intends to hold for an indefinite period of time, but not necessarily to maturity.  Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available-for-sale are reported at fair value with unrealized gains or losses reported as a separate component of other comprehensive income, net of the related deferred tax effect.  Amortization of premiums and accretion of discounts, computed by the interest method over their estimated lives, are recognized in interest income.

Realized gains or losses, determined on the basis of the amortized cost of specific securities sold, are included in earnings.

Declines in the fair value of available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the lack of intent of the Company to sell the security or whether it is more-likely-than-not that the Company will be required to sell the security before its anticipated recovery.

Restricted equity securities:  The Bank, as a member of the Federal Reserve Bank and the Federal Home Loan Bank (“FHLB”), is required to maintain investments in each of the organization's capital stock.  The stock is carried at cost.  No ready market exists for these restricted equity securities, and they have no quoted market values.  Restricted equity securities are periodically reviewed for impairment based on ultimate recovery of par value.  There have been no other-than-temporary write-downs recorded on these securities.

Loans held for sale:  Residential real estate loans, which are originated and intended for resale in the secondary market in the foreseeable future, are classified as held-for-sale.  These loans are carried at the lower of cost or estimated market value in the aggregate.  As assets specifically acquired for resale, the origination of, disposition of, and gain/loss on these loans are classified as operating activities in the statement of cash flows.

Loans receivable, net:  Loans that management has the intent and ability to hold for the foreseeable future, or until payoff or maturity occurs, are classified as held for investment.  These loans are stated at the amount of unpaid principal adjusted for charge-offs, the allowance for estimated losses on loans, any unamortized net deferred fees and/or costs on originated loans and net unearned premiums (discounts), with interest income recognized on the interest method based upon those outstanding loan balances.  Loan origination fees net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.  Premiums (discounts) on first mortgage loans purchased are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments.  As assets are held for and used in the production of services, the origination and collection of these loans are classified as investing activities in the statement of cash flows.

Loans are placed on nonaccrual status when the full and timely collection of interest and principal becomes uncertain, or when the loan becomes 90 days past due (unless the loan is both well-secured and in the process of collection).  When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income.  Income is subsequently recognized on a cash or cost recovery basis until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer in doubt.  Generally, a loan is returned to accrual status when (a) all delinquent interest and principal payments become current under the terms of the loan agreement or (b) the loan is both well-secured and in the process of collection and collectability is no longer doubtful.

The allowance for loan losses is an amount that management believes will be adequate to absorb probable losses on existing loans that may become uncollectible.  A disciplined process and methodology are used to establish the allowance for loan losses.  While the methodology attributes portions of the allowance to specific portfolios, the entire allowance for loan losses is available to absorb credit losses in the total loan portfolio.  To determine the total allowance for loan losses, a reserve is estimated for each component of the portfolio, including loans analyzed individually and loans analyzed on a pooled basis.  The allowance for loan losses consists of amounts applicable to: (1) the commercial real estate portfolio, (2) the residential real estate portfolio, and (3) the consumer portfolio.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as updated information becomes available.

To determine the residential real estate and consumer portfolio components of the allowance, loans are pooled by portfolio and losses are estimated using historical loss experience and management's evaluation of the impact of risks associated with trends in delinquencies, concentrations of credit and regional and macro economic factors.  An individual impairment assessment is performed for residential real estate and consumer loans whose terms have been modified in a troubled debt restructuring (TDR).  These loans are excluded from the pooled analysis.

The component of the allowance for the non-impaired commercial portfolio is estimated through the application of loss factors to loans grouped as nonresidential, multifamily and construction and development.  Loss factors are derived from historical loss experience, trends in delinquencies, concentrations of credit and regional and macro economic factors.  The commercial component of the allowance also includes an amount for the estimated impairment in individually identified impaired loans and commercial loans whose terms have been modified in a TDR.

For loans that are classified as impaired, including those loans modified in a TDR, a specific allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative and environmental factors.

A loan is considered impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Management evaluates loans for indicators of impairment upon substandard classification.  Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  The amount of impairment, if any and any subsequent changes are included in the allowance for loan losses.

Reflected in all components of the allowance for loan losses is an amount for imprecision or uncertainty, which represents management's judgment of risks inherent in the process and assumptions used in establishing the allowance.  This imprecision considers economic environmental factors and other subjective factors.

Loans are generally charged off, fully or partially, when management judges the asset to be uncollectible or repayment is deemed to extend beyond a reasonable time frame.

Transfers of financial assets:  Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Residential mortgage loans sold to investors in the secondary market are sold with varying recourse provisions.  Essentially, all loan sales agreements require the repurchase of a mortgage loan by the seller in situations such as, breach of representation, warranty, or covenant, untimely document delivery, false or misleading statements, failure to obtain certain certificates or insurance, unmarketability, etc.  Certain loan sales agreements contain repurchase requirements based on payment-related defects that are defined in terms of the number of days/months since the purchase, the sequence number of the payment and/or the number of days of payment delinquency.  In the opinion of management, the risk of recourse and the subsequent requirement of loan repurchase is not significant, and accordingly no liabilities have been established related to such.

Foreclosed real estate:  Real estate properties acquired through loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure.  Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed.  Valuations are periodically performed by management, and an allowance for losses is established by a charge to noninterest expense if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and equipment:  Premises and equipment are stated at cost, net of accumulated depreciation.  Depreciation is computed primarily by straight-line and double-declining balance methods over the following estimated useful lives:

Years

Building and improvements	5 - 50
Automobiles, furniture and equipment	3 - 20

Rental real estate:  Rental real estate is comprised of two low-income housing, multifamily apartment buildings and equipment which are stated at cost, net of accumulated depreciation of approximately $1,951,000 and $1,819,000 for the years ended December 31, 2011 and 2010, respectively.  Depreciation is computed primarily by the straight-line and double-declining balance methods over the estimated useful lives of the assets.  Useful lives are the same as used for premises and equipment.

Title plant:  Title plant is an intangible asset that represents the value paid for the land tract files, plat books, indexes, and real estate records used in the abstracting services performed by First Iowa Title Services, Inc., a wholly-owned subsidiary of the Bank.  Title plant is carried at cost and is not depreciated.  Costs incurred to maintain and update the title plant are expensed as incurred.  Title plant is subject to an impairment test on an annual basis or more often if conditions indicate a possible impairment.  The Company determined in 2011 that title plant was impaired in the amount of $196,000, which is included in other noninterest expenses.  There was no impairment in 2010 or 2009.

Bank-owned life insurance:  The carrying amount of bank-owned life insurance consists of the initial premium paid plus increases in cash value less the carrying amount associated with any death benefit received.  Death benefits paid in excess of the applicable carrying amount are recognized as income, which is exempt from income taxes.

Income taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their income tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

When tax returns are filed, it is highly certain that some positions taken will be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions.  Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of tax benefit that is more than 50 percent likely to be realized upon settlement with the applicable taxing authority.  Interest and penalties related to income taxes are recorded as miscellaneous expense in the statements of income.

Comprehensive income:  Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Earnings per common share:  Basic earnings per common share represents income or loss available to common stockholders divided by the weighted average number of common shares outstanding during the periods presented.  The earnings per common share amounts - assuming dilution was computed using the weighted average number of shares outstanding during the periods presented, adjusted for the effect of dilutive potential common shares outstanding, which consists of stock options, restricted stock and common stock warrants.

Operating segments:  The Company uses the “management approach” for reporting information about segments in annual and interim financial statements.  The management approach is based on the way the chief operating decision maker organizes segments within a company for making operating decisions and assessing performance.  Reportable segments are based on products and services, geography, legal structure, management structure and any other manner in which management disaggregates a company.  Based on the management approach model, the Company has determined that its business is comprised of one reporting segment.  The Company operates primarily in the banking industry, which accounts for the majority of its revenues, operating income and assets.  All other segments were considered minor and classified as other, with operations consisting of real estate abstracting services, insurance and investment services, and ownership of low-income housing tax credit apartment complexes.  The primary source of income for the Company is interest from the origination or purchase of residential real estate, commercial real estate, and consumer loans.  The Company accepts deposits from customers in the normal course of business primarily in north central, central and southeastern Iowa.

Stock compensation:  Compensation expense for stock-based awards is recorded over the vesting period at the fair value of the award at the time of grant.  The exercise price of options granted under the Company's incentive plans is equal to the fair market value of the underlying stock at the grant date.  The Company assumes no projected forfeitures on its stock-based compensation, since actual historical pre-vesting forfeiture rates on its stock-based incentive awards have been negligible.

Recent accounting pronouncements:  In January 2010, the FASB issued ASU 2010-06, Improving Disclosures About Fair Value Measurements, which amends ASC 820-10 to require new disclosures about transfers in and out of Level 1 and Level 2 fair value measurements and the roll forward activity in Level 3 fair value measurements.  ASU 2010-06 also clarifies existing disclosure requirements regarding the level of disaggregation of each class of assets and liabilities within a line item in the statement of financial condition and clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures about the roll forward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Company's adoption of this guidance did not have an impact on its financial condition or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its allowance for credit losses.  The objective of enhancing these disclosures is to improve a financial statement user's understanding of (1) the nature of an entity's credit risk associated with its financing receivables and (2) the entity's assessment of that risk in estimating its allowance for credit losses as well as changes in the allowance and the reasons for those changes.  The new and amended disclosures that relate to information as of the end of a reporting period are effective for the first interim or annual reporting periods ending on or after December 15, 2010, which for the Company was the annual reporting period ending December 31, 2010.  However, the disclosures that include information for activity that occurs during a reporting period are effective for the first interim or annual periods beginning after December 15, 2010, which for the Company was the quarterly period beginning January 1, 2011.  Those disclosures include the activity in the allowance for credit losses for each period. In January 2011, the FASB temporarily delayed the effective date of the disclosures required for TDR loans for public companies.  Since the provisions of ASU 2010-20 are disclosure related, the Company's adoption of this guidance did not have an impact on its financial statements.

In April 2011, the FASB issued ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring, which amended guidance clarifying for creditors which restructured loans are considered TDR.  To qualify as a TDR, a creditor must separately conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulty.  The amended guidance is effective for public companies for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  The Company adopted this guidance effective July 1, 2011.  The adoption did not have a material impact on the Company's consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05, Amendments to Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The Company adopted this guidance effective September 30, 2011. The adoption did not have a material impact on the Company's consolidated financial statements.

In September 2011, FASB issued ASU No. 2011-09, Disclosures about an Employer's Participation in a Multiemployer Plan.  For employers that participate in multiemployer pension plans, this guidance requires an employer to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer's involvement in multiemployer pension plans.  For public entities, this guidance is effective for annual periods for fiscal years ending after December 15, 2011, which for the Company is December 31, 2011 and should be applied retrospectively for all prior periods presented.  Since the provisions of ASU 2011-09 are disclosure related, the Company's adoption of this guidance did not have an impact on its financial statements.

Reclassifications:  Certain amounts in the prior period financial statements have been reclassified, with no effect on net income or stockholders' equity, to be consistent with the current period classification.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Due from Banks [Abstract]
Restrictions on Cash and Due from Banks
Note 2.	Restrictions on Cash and Due from Banks

The Bank is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank, based on a percentage of deposits.  Those reserve balances totaled approximately $25,000 and $5,942,000 at December 31, 2011 and 2010, respectively.

Securities	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
Securities
Note 3.	Securities

Securities available-for-sale as of December 31, 2011 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value

Debt securities:
U.S. Government agencies	$5,249,999	$50,496	$-	$5,300,495
Mortgage-backed securities(1)	17,709,321	550,073	-	18,259,394
Collateralized mortgage obligations(1)	26,190,653	485,319	(19,124)	26,656,848
State and local obligations	13,768,845	389,826	(5,468)	14,153,203
Corporate bonds	3,615,538	4,750	(23,271)	3,597,017
	$66,534,356	$1,480,464	$(47,863)	$67,966,957

Securities available-for-sale as of December 31, 2010 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value

Debt securities:
U.S. Government agencies	$8,646,763	$93,659	$(46,503)	$8,693,919
Mortgage-backed securities(1)	13,735,714	290,895	(163,780)	13,862,829
Collateralized mortgage obligations(1)	19,469,375	59,302	(240,553)	19,288,124
State and local obligations	5,103,472	25,888	(139,697)	4,989,663
Corporate bonds	1,622,912	-	(21,676)	1,601,236
	$48,578,236	$469,744	$(612,209)	$48,435,771

(1) All mortgage backed securities and collateralized mortgage obligations consist of securities issued by
FNMA, FHLMC and GNMA and are backed by residential mortgage loans.

Securities available-for-sale with fair market values of approximately $1,759,000 and $1,042,000 at December 31, 2011 and 2010, respectively, were pledged to the Federal Reserve Discount Window for borrowings.

State and local obligations included general obligation bonds totaling $6,943,324 and $2,455,869 at December 31, 2011 and 2010, respectively.

Gross unrealized losses and estimated fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2011 and 2010, are summarized as follows:

	2011
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Debt securities:
Collateralized mortgage obligations	$3,333,267	$(19,124)	$-	$-	$3,333,267	$(19,124)
State and local obligations	1,121,587	(5,468)	-	-	1,121,587	(5,468)
Corporate bonds	2,337,518	(23,271)	-	-	2,337,518	(23,271)
	$6,792,372	$(47,863)	$-	$-	$6,792,372	$(47,863)

	2010
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Debt securities:
U.S. Government agencies	$1,577,870	$(46,503)	$-	$-	$1,577,870	$(46,503)
Mortgage-backed securities	5,810,547	(163,780)	-	-	5,810,547	(163,780)
Collateralized mortgage obligations	12,776,228	(240,553)	-	-	12,776,228	(240,553)
State and local obligations	3,096,965	(139,697)	-	-	3,096,965	(139,697)
Corporate bonds	1,601,236	(21,676)	-	-	1,601,236	(21,676)
	$24,862,846	$(612,209)	$-	$-	$24,862,846	$(612,209)

The total number of securities in the investment portfolio in an unrealized loss position at December 31, 2011 was 9 compared to 35 at December 31, 2010.  The Company conducts quarterly reviews to identify and evaluate each investment that has an unrealized loss.  The unrealized losses for the above investment securities are generally due to changes in interest rates and, as such, are considered to be temporary by the Company.  The review takes into consideration the intent of the Company to not sell the security or whether it is more-likely-than-not that the Company will be required to sell the security before its anticipated recovery, as well as other qualitative factors.

The amortized cost and fair value of debt securities as of December 31, 2011 by contractual maturity are shown below.  Certain securities have call features, which allow the issuer to call the security prior to maturity.  Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties.  Therefore, these securities are not included in the maturity categories in the following maturity summary:

	December 31, 2011
	Amortized
	Cost	Fair Value

Due in one year or less	$50,000	$50,160
Due from one to five years	8,496,924	8,540,410
Due from five to ten years	6,375,400	6,608,823
Due in over ten years	7,712,058	7,851,322
Mortgage-backed securities and
collateralized mortgage obligations	43,899,974	44,916,242
	$66,534,356	$67,966,957

The following is a summary of securities sold during the years ended December 31, 2011, 2010 and 2009, excluding the redemption of restricted equity securities:

	2011	2010	2009

Sales proceeds	$3,379,805	$207,732	$9,071,720
Gross realized gains	135,754	7,652	382,504
Gross realized losses	-	-	(19,944)

Included in the interest income on securities was dividend income of $106,170, $92,338 and $71,096 for the years ended December 31, 2011, 2010 and 2009, respectively.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans Receivable
Note 4.	Loans Receivable

Loans receivable at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
First mortgage loans:
1-4 Family residential real estate	$138,581,219	$141,061,321
Multifamily real estate	48,656,251	57,461,170
Commercial real estate	67,322,328	69,253,792
Construction and land development	2,111,575	4,193,756
Total first mortgage loans	256,671,373	271,970,039

Consumer loans:
Automobile	13,829,186	13,548,710
Second mortgage	43,897,879	51,349,053
Other	3,666,196	4,282,717
Total consumer loans	61,393,261	69,180,480

Total loans	318,064,634	341,150,519

Undisbursed portion of construction loans	(470,938)	(295,609)
Unearned premiums, net	22,340	83,528
Net deferred loan origination fees	(392,443)	(331,010)
Allowance for loan losses	(5,845,730)	(6,146,861)
	$311,377,863	$334,460,567

Activity in the allowance for loan losses by segment for the years ended December 31, 2011 and 2010 are summarized in the following tables.

	For the Year Ended December 31, 2011
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861
Charge-offs	(1,286,350)	(70,000)	(278,387)	(184,456)	(647,957)	(2,467,150)
Recoveries	10,083	-	-	126	20,810	31,019
Provisions	1,248,455	45,927	(9,356)	303,018	546,956	2,135,000
Ending balance	$2,527,282	$330,838	$516,107	$1,128,318	$1,343,185	$5,845,730

	For the Year Ended December 31, 2010
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning balance	$1,991,889	$2,510,656	$620,475	$679,097	$1,368,478	$7,170,595
Charge-offs	(539,000)	(3,491,360)	(26,243)	(511,065)	(563,920)	(5,131,588)
Recoveries	-	-	-	675	16,179	16,854
Provisions	1,102,205	1,335,615	209,618	840,923	602,639	4,091,000
Ending balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861

Activity in the allowance for loan losses is summarized as follows for the year ended December 31, 2009:

2009

Balance, beginning	$5,379,155
Provision charged to income	2,450,000
Loans charged off	(675,926)
Recoveries	17,366
Balance, ending	$7,170,595

The following tables present the balance in the allowance for loan losses and recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010.

	December 31, 2011
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Individually evaluated for impairment	$738,650	$202,000	$-	$142,400	$61,582	$1,144,632
Collectively evaluated for impairment	1,788,632	128,838	516,107	985,918	1,281,603	4,701,098
Total ending allowance balance	$2,527,282	$330,838	$516,107	$1,128,318	$1,343,185	$5,845,730

Loans:
Individually evaluated for impairment	$8,421,631	$1,835,950	$-	$4,509,307	$478,757	$15,245,645
Collectively evaluated for impairment	58,900,697	275,625	48,656,251	134,071,912	60,914,504	302,818,989
Total ending loan balance	$67,322,328	$2,111,575	$48,656,251	$138,581,219	$61,393,261	$318,064,634

	December 31, 2010
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Individually evaluated for impairment	$1,121,500	$237,000	$201,500	$85,111	$115,683	$1,760,794
Collectively evaluated for impairment	1,433,594	117,911	602,350	924,519	1,307,693	4,386,067
Total ending allowance balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861

Loans:
Individually evaluated for impairment	$12,194,848	$3,301,345	$1,558,628	$5,167,369	$607,064	$22,829,254
Collectively evaluated for impairment	57,058,944	892,411	55,902,542	135,893,952	68,573,416	318,321,265
Total ending loan balance	$69,253,792	$4,193,756	$57,461,170	$141,061,321	$69,180,480	$341,150,519

The following tables summarize the recorded investment in impaired loans by segment, including loans for which no impairment is recorded, loans for which an impairment is recorded, and the resulting allowance for the impairment by segment as of December 31, 2011 and 2010.

	December 31, 2011

		Unpaid Principal	Associated	Average
	Carrying Amount	Balance	Allowance	Balance
With no specific allowance recorded:
Commercial Real Estate	$-	$-	$-
Construction and Land Development	-	-	-
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	3,764,936	3,764,936	-
Consumer	349,300	349,300	-
With an allowance recorded:
Commercial Real Estate	8,421,631	8,421,631	738,650
Construction and Land Development	1,835,950	1,835,950	202,000
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	744,371	744,371	142,400
Consumer	129,457	129,457	61,582
Total:
Commercial Real Estate	8,421,631	8,421,631	738,650	$8,797,584
Construction and Land Development	1,835,950	1,835,950	202,000	2,475,918
Multi-Family Real Estate	-	-	-	389,657
1-4 Family Residential Real Estate	4,509,307	4,509,307	142,400	4,782,398
Consumer	478,757	478,757	61,582	785,557
	$15,245,645	$15,245,645	$1,144,632	$17,231,114

	December 31, 2010

		Unpaid Principal	Associated	Average
	Carrying Amount	Balance	Allowance	Balance
With no specific allowance recorded:
Commercial Real Estate	$1,584,352	$1,852,852	$-
Construction and Land Development	892,017	2,962,017	-
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	4,560,823	4,872,752	-
Consumer	433,793	442,786	-
With an allowance recorded:
Commercial Real Estate	10,610,496	10,610,496	1,121,500
Construction and Land Development	2,409,328	2,409,328	237,000
Multi-Family Real Estate	1,558,628	1,558,628	201,500
1-4 Family Residential Real Estate	606,546	606,546	85,111
Consumer	173,271	173,271	115,683
Total:
Commercial Real Estate	12,194,848	12,463,348	1,121,500	$9,780,378
Construction and Land Development	3,301,345	5,371,345	237,000	7,277,842
Multi-Family Real Estate	1,558,628	1,558,628	201,500	519,543
1-4 Family Residential Real Estate	5,167,369	5,479,298	85,111	5,083,518
Consumer	607,064	616,057	115,683	544,684
	$22,829,254	$25,488,676	$1,760,794	$23,205,965

Interest income recognized on impaired loans was approximately $617,000, $572,000, and $931,000 for years ended 2011, 2010 and 2009 respectively.

Credit Quality Indicators

Credit quality indicators are used by management in determining the allowance for loan losses.  The primary credit quality indicators used by management include loan classification and delinquency status.  These indicators are used to identify and evaluate trends and deterioration in the loan portfolio.

The primary credit quality indicator used by management in the commercial real estate, construction and land development, and multi-family real estate loan portfolios is the internal classification of the loans.  Loans in these portfolios that are over $500,000 are reviewed annually at which time they are assigned a classification.  Loans may also be reviewed prior to the annual review cycle based on current information that becomes available regarding the borrower's ability to service the loan.  Loans may be classified as watch, special mention, substandard, or doubtful.  An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard assets include those characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected.  Assets classified as doubtful have all of the weaknesses inherent in those classified substandard, with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.  Assets that do not expose the bank to risk sufficient to warrant classification in one of the aforementioned categories, but which possess potential weaknesses that deserve management's close attention are designated as special mention.  If left uncorrected, these potential weaknesses could increase the level of risk to the Bank in the future.  Commercial loans to borrowers whose most recent financial information shows deterioration in the earliest stages and warrant greater than routine attention and monitoring by management are designated as watch.  Impaired loans and troubled debt restructurings are generally classified as substandard or doubtful.

The primary credit quality indicator used by management in the residential real estate and consumer loan portfolios is the delinquency status of the loans.

The following tables summarize the recorded investment in loan segments by credit quality indicator as of December 31, 2011 and 2010.  Past due status is reported as of December 31, 2011 and 2010.  Internal classification ratings reflect the most recent classification assigned generally based on an annual review performed during the periods reported.

	Commercial Loans
	Credit risk profile by internally assigned grade
	December 31, 2011
	Commercial	Construction and	Multi-Family
	Real Estate	Land Development	Real Estate	Total
Grade:
Pass	$52,737,956	$275,625	$45,239,400	$98,252,981
Watch	6,162,741	-	3,416,851	9,579,592
Special Mention	-	-	-	-
Substandard	7,682,981	1,633,950	-	9,316,931
Doubtful	738,650	202,000	-	940,650
	$67,322,328	$2,111,575	$48,656,251	$118,090,154

	December 31, 2010
	Commercial	Construction and	Multi-Family
	Real Estate	Land Development	Real Estate	Total
Grade:
Pass	$53,092,384	$892,411	$53,291,156	$107,275,951
Watch	3,966,560	-	2,611,386	6,577,946
Special Mention	-	-	-	-
Substandard	11,073,348	3,064,345	1,357,128	15,494,821
Doubtful	1,121,500	237,000	201,500	1,560,000
	$69,253,792	$4,193,756	$57,461,170	$130,908,718

	Residential Real Estate and Consumer Loans
	Credit risk profile based on delinquency status
	December 31, 2011
	1-4 Family
	Residential	Second	Other Consumer
	Real Estate	Mortgage	Loans	Total
Current	$136,573,437	$43,582,655	$17,201,581	$197,357,673
Past due 30-89 days	921,298	117,620	233,208	1,272,126
Past due 90 days and greater	1,086,484	197,604	60,593	1,344,681
	$138,581,219	$43,897,879	$17,495,382	$199,974,480

	December 31, 2010
	1-4 Family
	Residential	Second	Other Consumer
	Real Estate	Mortgage	Loans	Total
Current	$137,430,650	$50,136,653	$17,590,417	$205,157,720
Past due 30-89 days	1,473,094	786,900	203,341	2,463,335
Past due 90 days and greater	2,157,577	425,500	37,669	2,620,746
	$141,061,321	$51,349,053	$17,831,427	$210,241,801

An aging analysis of the recorded investment in loans by segment at December 31, 2011 and 2010 are summarized as follows.

	December 31, 2011
	30-89 Days	90 Days Past Due
	Past Due	and Greater	Total Past Due	Current	Total
Commercial Loans:
Commercial Real Estate	$26,796	$-	$26,796	$67,295,532	$67,322,328
Construction and Land Development	1,132,119	703,831	1,835,950	275,625	2,111,575
Multi-Family Real Estate	-	-	-	48,656,251	48,656,251
1-4 Family Residential Real Estate	921,298	1,086,484	2,007,782	136,573,437	138,581,219
Consumer:
Second mortgage	117,620	197,604	315,224	43,582,655	43,897,879
Other consumer loans	233,208	60,593	293,801	17,201,581	17,495,382
	$2,431,041	$2,048,512	$4,479,553	$313,585,081	$318,064,634

	December 31, 2010
	30-89 Days	90 Days Past Due
	Past Due	and Greater	Total Past Due	Current	Total
Commercial Loans:
Commercial Real Estate	$-	$440,193	$440,193	$68,813,599	$69,253,792
Construction and Land Development	-	1,411,752	1,411,752	2,782,004	4,193,756
Multi-Family Real Estate	373,518	1,558,628	1,932,146	55,529,024	57,461,170
1-4 Family Residential Real Estate	1,473,094	2,157,577	3,630,671	137,430,650	141,061,321
Consumer:
Second mortgage	786,900	425,500	1,212,400	50,136,653	51,349,053
Other consumer loans	203,341	37,669	241,010	17,590,417	17,831,427
	$2,836,853	$6,031,319	$8,868,172	$332,282,347	$341,150,519

There were no loans greater than 90 days past due and still accruing interest at December 31, 2011 and 2010.  Nonaccrual loans at December 31, 2011 and 2010 by segment are summarized below:

	2011	2010
Commercial Loans:
Commercial Real Estate	$1,511,299	$5,408,650
Construction and Land Development	1,835,950	1,679,839
Multi-Family Real Estate	-	1,558,628
1-4 Family Residential Real Estate	1,086,485	2,459,406
Consumer:
Second mortgage	197,603	425,500
Other consumer loans	60,593	37,669
	$4,691,930	$11,569,692

TDRs are loans on which, due to the borrower's financial difficulties, a concession has been granted that would not otherwise be considered.  In most cases, modifications of loan terms that could potentially qualify as a TDR include reduction of contractual interest rate, extension of the maturity date or a reduction of the principal balance.  A TDR is placed on accrual status when both principal and interest are current and it is probable that we will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.  All loans classified as TDRs are considered to be impaired.

The following table summarizes loans that have been restructured for year ended December 31, 2011:

	December 31, 2011
	Number of Loans	Pre-restructuring Principal Balance	Post-restructuring Principal Balance
Troubled debt restructurings:
Commercial Real Estate	3	$5,919,269	$5,919,269
Construction and Land Development	1	743,761	743,761
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	15	1,515,061	1,570,377
Consumer	13	377,400	356,785
Total:	32	$8,555,491	$8,590,192

The TDRs described above increased the allowance for loan losses by approximately $123,000 for the year ended December 31, 2011 and resulted in charge-offs of $33,500 for the year ended December 31, 2011.  The majority of these TDRs were a result of changes in interest rates and accounted for approximately 90% of the modifications.  The difference between the post-restructuring principal balance compared to the pre-restructuring principal balance is due to charge-offs or capitalization of interest.  One 1-4 family residential real estate loan received an advance of additional funds of approximately $26,000.

A restructured loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.  The following table summarizes, as of December 31, 2011, loans that were restructured within the last 12 months that have subsequently defaulted during the reported period:

	December 31, 2011
	Number of Loans	Principal Balance of Defaulted Loans
Commercial Real Estate	-	$-
Construction and Land Development	1	703,831
Multi-Family Real Estate	-	-
1-4 Family Residential Real Estate	4	472,363
Consumer	2	31,434
Total:	7	$1,207,628

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers and their immediate families (commonly referred to as related parties), all of which have been made, in the opinion of management, on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated third parties.

Activity in loans receivable from these related parties of the Company consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Beginning balance	$496,638	$301,882
New loans	448,000	491,414
Available line of credit balance	-	(155,537)
Change in status	(378,136)	(122,925)
Repayments	(8,339)	(18,196)
Ending balance	$558,163	$496,638

Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing
Note 5.	Loan Servicing

Mortgage loans serviced for the Federal Home Loan Mortgage Corporation (FHLMC) and the Mortgage Partnership Finance (MPF) Program of the FHLB of Des Moines are not included in the accompanying consolidated statements of financial condition.  The unpaid principal balances of these loans at December 31, 2011 and 2010 were $134,178,766 and $134,303,273, respectively.  Included in deposits are custodial escrow balances maintained in connection with the foregoing loan servicing of $1,408,663 and $1,237,935 at December 31, 2011 and 2010, respectively.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6.	Premises and Equipment

Premises and equipment consisted of the following at December 31:

	2011	2010

Land	$3,765,799	$3,765,799
Buildings and improvements	11,064,498	11,043,738
Leasehold improvements	203,567	58,552
Furniture, fixtures and equipment	5,770,582	5,149,780
Vehicles	128,811	156,807
	20,933,257	20,174,676
Less accumulated depreciation	9,329,055	8,676,093
	$11,604,202	$11,498,583

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 7.	Deposits

Deposits at December 31 were as follows:

	2011	2010
Demand deposit accounts:
Noninterest-bearing	$20,611,897	$19,089,162
Interest-bearing	133,265,490	116,865,788
Savings accounts	33,272,368	30,713,715
Money market savings	34,437,965	33,999,781
Certificates of deposit	139,263,007	149,164,458
	$360,850,727	$349,832,904

Scheduled maturities of certificates of deposit at December 31 were as follows:

Year ending December 31:	2011
2012	$70,487,863
2013	29,447,716
2014	19,160,438
2015	11,267,030
2016	8,899,960
$139,263,007

Interest expense on deposits consisted of the following:

	Years Ended December 31,
	2011	2010	2009

Demand deposit accounts	$1,051,315	$773,780	$171,281
Savings accounts	37,560	53,479	54,959
Money market savings	98,441	198,528	297,135
Certificates of deposit	3,367,803	4,288,145	6,278,631
	$4,555,119	$5,313,932	$6,802,006

The aggregate amounts of certificates of deposit in excess of $100,000 were $31,395,546 and $25,588,973 as of December 31, 2011 and 2010, respectively.  Certificates of deposit include approximately $567,000 and $558,000 of brokered certificates of deposit as of December 31, 2011 and 2010, respectively.

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
Note 8.	Borrowed Funds

Borrowed funds at December 31, 2011 consist of borrowings from the FHLB as follows:

	Weighted-
Stated	Average
Maturity	Interest Rate	Amount

2012	4.33%	$13,000,000
2013	0.98	4,750,000
2014	1.31	3,500,000
2015	1.68	1,500,000
2016	-	-
Thereafter	2.65	3,000,000
	2.95%	$25,750,000

Borrowed funds at December 31, 2010 included borrowings from the FHLB of $49,250,000.  Such borrowings carried a weighted-average interest rate of 3.77% with maturities ranging from 2010 through 2020.

The FHLB borrowings are collateralized by FHLB stock and qualifying first and second mortgage loans representing various percentages of the total borrowings outstanding.  At December 31, 2011, loans with a principal balance of $178,237,915 were pledged to the FHLB.

Income Taxes and Retained Earnings	12 Months Ended
Dec. 31, 2011
Income Taxes and Retained Earnings [Abstract]
Income Taxes and Retained Earnings
Note 9.	Income Taxes and Retained Earnings

Under previous law, the provisions of the IRS and similar sections of Iowa law permitted the Bank to deduct from taxable income an allowance for bad debts based on 8% of taxable income before such deduction or actual loss experience.  Legislation passed in 1996 eliminated the percentage of taxable income method as an option for computing bad debt deductions for 1996 and in all future years.

Deferred taxes have been provided for the difference between tax bad debt reserves and the loan loss allowances recorded in the financial statements subsequent to December 31, 1987.  However, at December 31, 2011, retained earnings contain certain historical additions to bad debt reserves for income tax purposes of approximately $2,445,000 as of December 31, 1987, for which no deferred taxes have been provided because the Bank does not intend to use these reserves for purposes other than to absorb losses.  If these amounts which qualified as bad debt deductions are used for purposes other than to absorb bad debt losses or adjustments arising from the carryback of net operating losses, income taxes may be imposed at the then-existing rates.  The approximate amount of unrecognized tax liability associated with these historical additions is $929,000.

Income tax expense is summarized as follows:

	Years Ended December 31,
	2011	2010	2009

Current	$573,545	$222,614	$791,876
Deferred	212,455	254,886	732,824
	$786,000	$477,500	$1,524,700

Deferred tax assets and liabilities consisted of the following components as of December 31, 2011 and 2010:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$2,180,000	$2,293,000
Capital loss carry forward	385,000	391,000
Deferred directors fees and compensation	68,000	60,000
Deferred income	24,000	32,000
Accrued expenses	403,000	323,000
Tax credit carryforward	-	59,000
Stock-based compensation expense	70,000	70,000
Unrealized losses on securities available for sale	-	53,000
Other	35,000	135,000
Total gross deferred tax assets	3,165,000	3,416,000

Valuation allowance	(382,000)	(382,000)
Net deferred tax assets	2,783,000	3,034,000

Deferred tax liabilities:
Premises and equipment	508,000	356,000
Unrealized gains on securities available-for-sale	534,000	-
Title plant	127,000	204,000
Servicing rights	239,000	287,000
Other	23,361	35,406
Total gross deferred tax liabilities	1,431,361	882,406

Net deferred tax assets	$1,351,639	$2,151,594

The valuation allowance for deferred tax assets at December 31, 2011 and 2010, totaled $382,000.  The valuation allowance and the change in valuation allowance relate to realized and unrealized capital losses on certain equity investments in which the Company does not expect to be able to realize related tax benefits because of limitations on utilization of capital losses only against capital gains for federal and state tax purposes.

Total income tax expense differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	Year Ended December 31,
	2011		2010		2009
		Percent		Percent		Percent
		of Pretax		of Pretax		of Pretax
	Amount	Income	Amount	Income	Amount	Income

Income before income taxes	$1,164,283	34.0%	$742,161	34.0%	$1,602,731	34.0%
Nontaxable income	(180,127)	(5.3)	(142,534)	(6.5)	(134,292)	(2.8)
State income tax, net of
federal income tax benefit	92,312	2.7	59,477	2.7	109,659	2.3
Low-income housing tax credit	(225,401)	(6.6)	(191,356)	(8.8)	(139,287)	(3.0)
KSOP	(2,555)	(0.1)	(1,398)	(0.1)	(1,398)	0.0
Increase (decrease) to valuation
allowance	-	0.0	(2,854)	(0.1)	(15,103)	(0.3)
Decrease in liability for unrecognized	-	0.0	(50,000)	(2.3)	-	0.0
tax benefits
Other	(62,512)	(1.8)	64,004	3.0	102,390	2.1
Income tax expense	$786,000	23.0%	$477,500	21.9%	$1,524,700	32.3%

Accounting guidance on uncertain tax positions addresses the determination of how tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements.  The Company recognizes the tax benefits from an uncertain tax position only when it is more likely than not, based on the technical merits of the position, that the tax position will be sustained upon examination, including the resolution of any related appeals or litigation.  The tax benefits recognized in the consolidated financial statements from such a position are measured as the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution.  As of December 31, 2011 and 2010 the liability for unrecognized tax benefits was $150,000.

The Company has established contingency reserves for material, known tax exposures, including potential tax audit adjustments with respect to its state nexus issues.  The Company's tax reserves reflect management's judgment as to the resolution of the issues involved if subject to judicial review.  While the Company believes that its reserves are adequate to cover reasonably expected tax risks, there can be no assurance that, in all instances, an issue raised by a tax authority will be resolved at a financial cost that does not exceed its related reserve.  With respect to these reserves, the Company's income tax expense would include (1) any changes in tax reserves arising from material changes during the period in the facts and circumstances (i.e., new information) surrounding a tax issue, and (2) any difference from the Company's tax position as recorded in the financial statements and the final resolution of a tax issue during the period.

Income tax returns for the years 2008 through 2011, with few exceptions, remain open to examination by federal and state taxing authorities.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 10.	Employee Benefit Plans

Retirement plans:  The Bank participates in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), a tax qualified defined-benefit pension plan.  The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333.  The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code.  There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities.  Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.  The funded status of the Pentegra DB Plan as of June 30, 2011 and 2010 exceeded 80%.  For the plan years ended June 30, 2011 and 2010, the Bank's contributions to the Pentegra DB Plan were not more than 5% of the total contributions to the Pentegra DB Plan.  The Pentegra DB Plan is not under a funding improvement plan and there have been no changes in the plan affecting comparability of contributions from period to period.

The Bank recognized $317,000, $211,000 and $98,000 in pension expense for the years ended December 31, 2011, 2010 and 2009, respectively.  Effective July 1, 2008 the plan was frozen, eliminating future benefit accruals.

The Bank also has a defined contribution plan covering substantially all employees, the 401(k) and Stock Ownership Plan (the Plan).  The Plan consists of two components.  The first component is intended to qualify as a profit sharing plan under Code Section 401(a) and includes a qualified cash or deferred arrangement under Code Section 401(k).  This component includes elective deferral contributions, matching contributions and discretionary contributions invested in assets other than qualifying employer securities.  The second component, the employee stock option plan (“ESOP”) component, is intended to qualify as a qualified stock bonus plan under Code Section 401(a) and as an employee stock ownership plan under Code Section 4975(e)(7).  This component includes elective deferral contributions, matching contributions and discretionary contributions primarily invested in qualifying employer securities.  The plan provides for participant-directed investments and is intended to comply with the Employee Retirement Income Security Act of 1974, Section 404(c).

The contributions made by the Company to the Plan are determined by matching contributions on elective deferrals and a profit sharing component determined annually by the Board of Directors.  Contribution expense for the years ended December 31, 2011, 2010, and 2009 totaled approximately $140,482, $141,197, and $136,011, respectively.

As of December 2011 and 2010, the Plan held 181,797 shares and 189,941 shares respectively, of the Company stock. These shares are included in the computation of earnings per share.  Dividends on shares held in the plan may be reinvested in Company stock or paid in cash to the participants, at the election of the participants.

Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Based Compensation Plans [Abstract]
Stock Based Compensation Plans
Note 11.	Stock Based Compensation Plans

In 1996, the stockholders of the Company ratified the 1996 Incentive Stock Option Plan (the 1996 Plan), which permitted the grant of 441,105 shares of common stock to its directors and employees.  The 1996 Plan was intended to promote stock ownership by directors and selected officers of the Company to increase their proprietary interest in the success of the Company and to encourage them to remain employed with the Company or its subsidiaries.  The 1996 Plan provided for the grant of options at an exercise price equal to the market price of the Company's stock on the date of grant.  The option awards have a 10-year contractual term.  Options granted to officers vest in five equal annual installments commencing on the first anniversary of the grant date and continuing each anniversary date thereafter. The options granted to officers expire ten years from the date of grant unless an earlier expiration date is triggered by death, disability, retirement or termination, as described in the 1996 Plan.  Options granted to directors vest immediately and expire ten years from the date of grant, unless an earlier expiration date is triggered by removal for cause.  All awards were nonqualified stock options.  Effective April 2006, upon stockholder approval of the North Central Bancshares, Inc. 2006 Stock Incentive Plan (the 2006 Plan), no further awards under the 1996 Plan may be granted.

On April 28, 2006, the stockholders of the Company approved the Company's adoption of the 2006 Plan, which permits the grant of 125,000 shares of common stock to its directors and officers.  The 2006 Plan is intended to promote growth and profitability, to provide certain key officers and non-employee directors of the Company with an incentive to achieve corporate objectives, to attract and retain individuals of outstanding competence, and to provide such individuals with an equity interest in the Company.  Awards granted under the 2006 Plan may include stock options, restricted stock grants and stock appreciation rights.  The 2006 Plan provides for the grant of options at an exercise price no less than the market price of the Company's stock on the date of grant.  The option awards may have a contractual term up to 10 years. The 2006 Plan is administered by the Compensation Committee of the Company's Board of Directors, including determining the type of awards made and establishing other terms and conditions applicable to the award.  As of December 31, 2011, a total of 21,020 shares have been awarded under the 2006 Plan in the form of stock options and restricted stock grants.  Shares available for grant under the 2006 Plan totaled 103,980 shares as of December 31, 2011.

Compensation expense for stock-based awards is recorded over the vesting period at the fair value of the award at the time of grant.  The exercise price of options granted under the Company's incentive plans is equal to the fair market value of the underlying stock at the grant date.  The Company assumes no projected forfeitures on its stock-based compensation, since actual historical pre-vesting forfeiture rates on its stock-based incentive awards have been negligible.

Total employee stock-based compensation was as follows as of December 31:

	2011	2010	2009

Total employee stock-based compensation
expense recognized in income, net of tax effect
of $22,504 in 2011, $21,261 in 2010, and $22,810 in 2009	$37,829	$35,739	$38,344

As of December 31, 2011, stock-based compensation expense not yet recognized in income totaled $23,804, which is expected to be recognized over a weighted average remaining period of 0.5 years.

At the grant date, the fair value of options awarded to recipients is estimated using a Black-Scholes valuation model.  The exercise price of stock options equals the fair market value of the underlying stock at the date of grant.  There were no options granted in 2011, 2010, or 2009.  The intrinsic value of options exercised during the years ended December 31, 2011 and 2009 was none and $740, respectively.  No options were exercised during the year ended December 31, 2010.

The table below reflects option activity for the period indicated:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number	Price per	Contractual	Intrinsic
	of Shares	Share	Term Years	Value (1)

Outstanding, December 31, 2010	65,200	$31.52
Forfeited	(19,700)	18.99
Exercised	(2,000)	20.59
Outstanding, December 31, 2011	43,500	$37.70	3.3	$0

Exercisable at December 31, 2011	43,500	$37.70	3.3

(1) Exercise price of all remaining options exceed December 31, 2011 trading price.

A summary of the status of the Company's nonvested restricted shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested at January 1, 2011	3,500	$19.01
Granted	3,625	16.50
Vested (2)	3,000	17.88
Forfeited	-	-
Nonvested at December 31, 2011	4,125	$17.62

(2) Average fair value per share at vesting date equaled $16.50.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 12.	Stockholders' Equity

Preferred Stock:  On January 9, 2009, the Company issued 10,200 shares of perpetual cumulative senior preferred stock to the U.S. Department of the Treasury (the “Treasury”) under the Capital Purchase Program (“CPP”).  The preferred stock had a par value of $0.01 per share and a liquidation preference of $1,000 per share, or $10,200,000.  On December 14, 2011, the Company redeemed all 10,200 shares of its Series A preferred stock for $10,200,000.  The remaining unamortized discount was amortized at the same time.

The fair value of the preferred stock at issue was $10,100,732.  The fair value of the preferred stock was based on assumptions regarding the discount rate (market rate on the preferred stock, which was estimated to be approximately 99.03% at the date of issuance).  Proceeds from the investment by Treasury were then allocated based upon the relative fair value of the preferred stock and common stock warrant described below.  Dividends were payable quarterly at the rate of five percent per annum until the fifth anniversary date of the issuance and at a rate of nine percent per annum thereafter.  The dividends were computed on the basis of a 360-day year consisting of twelve 30-day months.  The dividends were payable quarterly in arrears on February 15, May 15, August 15, and November 15 of each year.

Common Stock Warrant:  In connection with the issuance of the preferred stock described above, a common stock warrant exercisable for 99,157 shares of common stock (the “Warrant”) was issued to Treasury.  The Warrant was exercisable on or before January 9, 2019.  The fair value of the Warrant was $99,268.  The fair value of the Warrant was estimated at issue date using a Black-Scholes valuation model, with a market price of common stock on issue date of $10.50, a risk-free interest rate of 2.13%, expected price volatility of 19.48%, an expected life of 5 years, and an expected dividend yield of 0.38%.  The Warrant entitled the Treasury to purchase 99,157 shares of common stock at $15.43 per share.  The difference between the market value of a share of common stock and the exercise price of a share of common stock under the warrant was $2.53 per share as of December 31, 2011.

As more fully discussed below under “Subsequent Events,” on January 11, 2012, the Company completed the repurchase of the Warrant held by the Treasury. The Company paid $600,000 to the Treasury to repurchase the Warrant.  With this transaction, the Treasury no longer holds any investment in the Company.

Regulatory capital requirements:  The Bank is subject to various regulatory capital requirements administered by the Federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possible additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011, the Bank meets all capital adequacy requirements to which it is subject.

The Bank continues to meet the requirements to be categorized as well-capitalized under the regulatory framework for prompt corrective action.  To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since those notifications that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios are also presented in the following table:

							To Be Well-Capitalized
				For Capital			Under Prompt Corrective
	Actual			Adequacy Purposes			Action Provisions
	Amount		Ratio	Amount		Ratio	Amount		Ratio
	(000's	)		(000's	)		(000's	)
As of December 31, 2011:
Total Capital (to risk-
weighted assets)	$42,624		14.7%	$23,139		8.0%	$28,924		10.0%
Tier I Capital (to risk-
weighted assets)	38,981		13.5	11,570		4.0	17,354		6.0
Tier I Capital (to
average assets)	38,981		8.7	17,956		4.0	22,445		5.0
As of December 31, 2010:
Total Capital (to risk-
weighted assets)	$50,029		16.5%	$24,194		8.0%	$30,242		10.0%
Tier I Capital (to risk-
weighted assets)	46,278		15.3	12,097		4.0	18,145		6.0
Tier I (Core) Capital
(to adjusted assets)	46,278		10.2	18,096		4.0	22,620		5.0
Tangible Capital (to
adjusted assets) (1)	46,278		10.2	6,786		1.5	-		-

(1) Under regulations as a federally-chartered stock savings bank, the Bank was subject to minimum tangible capital requirements at December 31, 2010.

The ability of the Company to pay dividends to its stockholders is dependent upon dividends paid by the Bank.  The Bank is subject to certain statutory and regulatory restrictions on the amount it may pay in dividends. To maintain acceptable capital ratios in the Bank, certain of its retained earnings are not available for the payment of dividends.

Other Noninterest Income and Expense	12 Months Ended
Dec. 31, 2011
Other Noninterest Income and Expense [Abstract]
Other Noninterest Income and Expense
Note 13.	Other Noninterest Income and Expense

Other noninterest income amounts are summarized as follows for the years ended December 31:

	2011	2010	2009

Increase in cash surrender value - BOLI	$235,708	$244,183	$249,810
Investment and insurance sales	787,100	637,822	772,575
Rental income	486,864	484,725	480,050
Loan prepayment fees	43,142	35,563	250,118
All other	53,908	160,617	12,791
	$1,606,722	$1,562,910	$1,765,344

Other noninterest expense amounts are summarized as follows for the years ended December 31:

	2011	2010	2009

Advertising and promotion	$392,181	$366,681	$511,567
Professional fees	796,726	615,313	772,602
Foreclosed real estate net expense	312,091	195,388	79,743
Printing, postage, stationery and supplies	436,646	442,916	441,802
Checking account charges	247,470	335,364	370,229
Insurance (non-employee)	149,560	166,783	167,613
Regulatory fees	100,733	127,248	129,935
Telephone	153,737	155,501	148,215
Apartment operating costs	370,575	347,492	344,438
Employee costs	214,088	208,154	165,926
Card service expenses	679,679	623,188	576,693
Title plant impairment	196,000	-	-
All other	1,122,731	1,128,006	1,075,556
	$5,172,217	$4,712,034	$4,784,319

Financial Instruments with Off-Statement of Financial Condition Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off Statement of Financial Condition Risk [Abstract]
Financial Instruments with Off-Statement of Financial Condition Risk
Note 14.	Financial Instruments with Off-Statement of Financial Condition Risk

The Bank is a party to financial instruments with off-statement of financial condition risk in the normal course of business to meet the financing needs of its customers.  These financial instruments consist primarily of commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statement of financial condition.  The contract or notional amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-statement of financial condition instruments.

A summary of the contract amount of the Bank's exposure to off-statement of financial condition risk for commitments to extend credit is as follows:

	Contract or Notional Amount
	December 31,
	2011	2010

Home equity lines	$14,197,903	$13,513,957
Other	7,719,211	2,142,750

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts above do not necessarily represent future cash requirements.  The Bank evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank, upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but normally includes real estate and personal property.

The Bank has committed to purchase $1,500,000 of pro rata loan participation ownership interests from the Neighborhood Finance Corporation (NFC).  NFC is a non-profit organization with a mission to provide lending programs and related services to help revitalize targeted low-to-moderate income neighborhoods in Polk County, Iowa.  At December 31, 2011 and 2010, the remaining commitment was $423,953 and $798,105, respectively.

The Bank is a limited partner in two low income housing tax credit partnerships and has committed to a total investment of $865,861 in the partnerships.  At December 31, 2011 and 2010, the remaining commitment was $413,158 and $476,223, respectively.

Contingencies:  In the normal course of business, the Company is involved in various legal proceedings.  In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

Lending Activities and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Lending Activities and Concentrations of Credit Risk [Abstract]
Lending Activities and Concentrations of Credit Risk
Note 15.	Lending Activities and Concentrations of Credit Risk

The Bank generally originates single family residential loans within its primary lending area comprised of Webster, Story, Des Moines, Dallas, Polk and Henry counties in Iowa.  The Bank's underwriting policies require such loans to be 80% loan-to-value based upon appraised values unless private mortgage insurance is obtained.  Approximately $71,376,000 of the Bank's first mortgage loan portfolio at December 31, 2011 consisted of loans purchased or originated outside the State of Iowa.  At December 31, 2011, concentrations by state include California with $18,717,000, Washington with $8,574,000 and Colorado with $7,406,000.  These are generally one-to-four family, multifamily residential and commercial real estate loans secured by the underlying properties.  The loans are subject to the same underwriting guidelines as loans originated locally.  The Bank is also active in originating secured consumer loans to its customers, primarily automobile and second mortgage loans.  Collateral for substantially all consumer loans consists of security agreements and/or Uniform Commercial Code filings on the purchased asset.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value
Note 16.	Fair Value

Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were required to be valued at fair value under ASC 820 at December 31, 2011.  The Company's securities available-for-sale are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as foreclosed real estate and impaired loans.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value.  These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market.  These unobservable assumptions reflect the Company's own estimates of assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques.  The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

Fair value measurements for assets measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010 were as follows:

	Fair Value Measurements at December 31, 2011

	Quoted Prices in Active
	Markets For	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Description

Debt securities:
U.S. Government agencies	$-	$5,300,495	$-	$5,300,495
Mortgage-backed securities	-	18,259,394	-	18,259,394
Collateralized mortgage obligations	-	26,656,848	-	26,656,848
State and local obligations	-	14,153,203	-	14,153,203
Corporate bonds	3,597,017	-	-	3,597,017
Total Securities available-for-sale	$3,597,017	$64,369,940	$-	$67,966,957

	Fair Value Measurements at December 31, 2010

	Quoted Prices in Active
	Markets For	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Description

Debt securities:
U.S. Government agencies	$-	$8,693,919	$-	$8,693,919
Mortgage-backed securities	-	13,862,829	-	13,862,829
Collateralized mortgage obligations	-	19,288,124	-	19,288,124
State and local obligations	-	4,989,663	-	4,989,663
Corporate bonds	1,601,236	-	-	1,601,236
Total Securities available-for-sale	$1,601,236	$46,834,535	$-	$48,435,771

When available, quoted market prices are used to determine the fair value of investment securities and such items are classified within Level 1 of the fair value hierarchy.  Examples include equity securities, U.S. Treasury securities and certain corporate bonds.  For other securities, the Company determines fair value based on various sources and may include observable prices for similar bonds where a price for the identical bond is not observable.  Securities measured at fair value by such methods are classified as Level 2.  The fair values of Level 2 securities are determined by pricing models that consider observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers, and live trading systems.  Certain securities are not valued based on observable inputs and are, therefore, classified as Level 3.

The fair value of these securities is based on management's best estimates.  The Company's policy is to recognize transfer between levels at the end of each reporting period, if applicable.  There were no transfers between levels during the years ended December 31, 2011 and 2010.

Fair value measurements for assets measured at fair value on a nonrecurring basis were as follows:

	2011
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Impaired loans	$-	$-	$9,986,777	$9,986,777
Foreclosed real estate	-	-	1,749,986	1,749,986
Title plant	-	-	475,704	475,704
Total	$-	$-	$12,212,467	$12,212,467

	2010
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Impaired loans	$-	$-	$13,597,475	$13,597,475
Foreclosed real estate	-	-	4,586,399	4,586,399
Total	$-	$-	$18,183,874	$18,183,874

Impaired loans are evaluated and valued at the time the loan is identified as impaired, at the lower of cost or fair value.  Fair value is measured based on the value of the collateral securing these loans or discounted cash flows and is classified at a Level 3 in the fair value hierarchy.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable.  Such collateral's fair value is determined based on appraisals by qualified licensed appraisers hired by the Company, and/or management's expertise and knowledge of the client and client's business.

Foreclosed real estate is initially recorded at fair value less estimated selling costs.  Subsequently it is carried at the lower of cost or fair value less estimated selling costs.  Fair value is estimated through current appraisals or listing prices.  Estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.

Title plant is carried at cost and is subject to impairment testing on an annual basis or more often if conditions indicate a possible impairment.  In determining the amount of impairment, fair value was estimated using industry multiples and cash flow data and included management adjustments based on current industry conditions and as such are classified in Level 3.

Fair Value Disclosures

Generally accepted accounting principles require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.  The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above.  The methodologies for other financial assets and financial liabilities are discussed below:

Cash and due from banks:  The carrying amount of cash and due from banks represents the fair value.

Investments in certificates of deposit:  The fair value of investments in certificates of deposit is estimated based on discounted cash flows using current market interest rates.

Restricted equity securities:  The fair value of this untraded stock is estimated at its carrying value because the Company is able to redeem the stock at par value.

Loans held for sale:  Fair values are based on quoted market prices of similar loans sold on the secondary market.

Loans:  For variable-rate loans that reprice frequently and have experienced no significant change in credit risk, fair values are based on carrying values.  Fair values for all other loans are estimated based on discounted cash flows, using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

Deposits:  Fair values disclosed for demand, savings and money market savings deposits equal their carrying amounts, which represent the amount payable on demand.  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities on time deposits.

Borrowed funds:  The fair value of borrowed funds is estimated based on discounted cash flows using currently available borrowing rates.

Accrued interest receivable and payable:  The fair values of both accrued interest receivable and payable are their carrying amounts.

Commitments to extend credit:  The fair values of commitments to extend credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and creditworthiness of the counterparties.  At December 31, 2011 and 2010, the carrying amount and fair value of the commitments were not significant.

The carrying amounts and fair values of the Company's financial instruments as of December 31, 2011 and 2010 were as follows:

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
		(nearest 000)		(nearest 000)
Financial assets:
Cash and due from banks	$17,405,082	$17,405,000	$20,603,808	$20,604,000
Investments in certificates of deposit	3,631,000	3,631,000	12,689,000	12,689,000
Securities available for sale	67,966,957	67,967,000	48,435,771	48,436,000
Restricted equity securities	3,123,200	3,123,000	3,017,200	3,017,000
Loans, net	311,377,863	320,358,000	334,460,567	341,055,000
Loans held for sale	1,657,813	1,658,000	332,178	332,000
Accrued interest receivable	1,622,767	1,623,000	1,754,292	1,754,000
Financial liabilities:
Deposits	360,850,727	362,938,000	349,832,904	353,328,000
Borrowed funds	25,750,000	26,697,000	49,250,000	51,118,000
Accrued interest payable	21,377	21,000	162,034	162,000

Restriction on Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Restriction on Stockholders' Equity [Abstract]
Restriction on Stockholders' Equity
Note 17.	Restriction on Stockholders' Equity

In 1996, the Company completed a Plan of Conversion and Reorganization, whereby the Company became a publicly traded Iowa corporation, and the previous mutual organization ceased to exist.  The Plan provided that when the conversion was completed, a “Liquidation Account” would be established in an amount equal to the amount of any dividends waived by the previous mutual holding company (totaling approximately $1,897,000), plus 65.5% of the Bank's total stockholders' equity, as reflected in its latest statement of financial condition in the final prospectus utilized in the conversion.  The Liquidation Account is established to provide a limited priority claim to the assets of the Bank to qualifying depositors as of specified dates (Eligible Account Holders and Supplemental Eligible Account Holders) who continue to maintain deposits in the Bank after the conversion.  In the unlikely event of a complete liquidation of the Bank, and only in such an event, Eligible Account Holders and Supplemental Eligible Account Holders would receive from the Liquidation Account a liquidation distribution based on their proportionate share of the then total remaining qualifying deposits.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 18.	Earnings Per Common Share

Presented below is the reconciliation of the numerators and denominators of the computations for earnings per common share – basic and earnings per common share - diluted, for the years ended December 31:

	2011	2010	2009

Basic earnings per common share:
Net income	$2,638,363	$1,705,325	$3,189,216
Preferred stock dividends and accretion of discount	550,127	528,800	514,924
Net income available to common stockholders	$2,088,236	$1,176,525	$2,674,292
Weighted average common shares outstanding - basic	1,350,077	1,346,949	1,342,320
Basic earnings per common share	$1.55	$0.87	$1.99

Diluted earnings per common share:
Net income available to common stockholders	$2,088,236	$1,176,525	$2,674,292
Weighted average common shares outstanding - basic	1,350,077	1,346,949	1,342,320
Effect of dilutive securities:
Stock options (1)	-	-	69
Restricted stock	3,943	3,578	3,356
Common stock warrant	7,416	2,115	708
Total diluted average common shares issued and outstanding	1,361,436	1,352,642	1,346,453
Diluted earnings per common share	$1.53	$0.87	$1.99

(1) For the years ending December 31, 2011 and 2010, outstanding options to purchase common stock totaled 43,500 and
65,200, respectively. These options were not dilutive because the exercise price of the options exceeded the average closing price of the Company's common stock.

North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements [Abstract]
North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements
Note 19.	North Central Bancshares, Inc. (Parent Company Only) Condensed Financial Statements

	Statements of Financial Condition
	December 31,
	2011	2010

ASSETS

Cash	$160,272	$202,722
Loans receivable, net	1,500,000	2,075,000
Investment in First Federal Savings Bank of Iowa	40,395,085	46,860,296
Deferred taxes	10,000	2,455
Prepaid and other assets	46,676	49,332

Total assets	$42,112,033	$49,189,805

LIABILITIES AND EQUITY

LIABILITIES
Accrued expenses and other liabilities	$14,551	$14,515

Total liabilities	14,551	14,515

EQUITY
Preferred stock	-	10,137,381
Common stock	13,557	13,502
Additional paid-in capital	18,167,895	18,066,437
Retained earnings	23,017,789	21,047,295
Accumulated other comprehensive income (loss)	898,241	(89,325)

Total equity	42,097,482	49,175,290

Total liabilities and equity	$42,112,033	$49,189,805

	Statements of Income
	Years Ended December 31,
	2011	2010	2009
Operating income:
Equity in net income of subsidiary	$2,686,890	$1,770,807	$3,252,339
Interest income	60,902	78,365	73,662
	2,747,792	1,849,172	3,326,001

Operating expenses:
Compensation and employee benefits	18,000	18,000	17,575
Other	154,329	168,047	151,810
	172,329	186,047	169,385

Income before income tax	2,575,463	1,663,125	3,156,616

Income tax (benefit)	(62,900)	(42,200)	(32,600)

Net income	$2,638,363	$1,705,325	$3,189,216

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,638,363	$1,705,325	$3,189,216
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity in net (income) of First Federal Savings
Bank of Iowa	(2,686,890)	(1,770,807)	(3,252,339)
Dividends received from First Federal Savings
Bank of Iowa	10,200,000	-	-
Change in deferred income taxes	(7,545)	-	-
Change in assets and liabilities:
Prepaid expenses and other assets	2,656	(49,332)	16,665
Accrued expenses and other liabilities	-	(65,360)	66,362
Net cash provided by (used in) operating activities	10,146,584	(180,174)	19,904

CASH FLOWS FROM INVESTING ACTIVITIES, net
(increase) decrease in loans receivable	575,000	825,000	(2,841,822)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, preferred
stock and common stock warrant	41,180	-	10,230,000
Redemption of preferred stock	(10,200,000)	-	-
Capital contribution to subsidiary	-	-	(6,800,000)
Common and preferred dividends paid	(605,214)	(563,998)	(487,298)
Net cash provided by (used in) financing activities	(10,764,034)	(563,998)	2,942,702

Net change in cash and cash equivalents	(42,450)	80,828	120,784

CASH
Beginning	202,722	121,894	1,110
Ending	$160,272	$202,722	$121,894

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20.	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

Interest income	$5,176	$5,120	$4,987	$4,932
Interest expense	1,606	1,523	1,335	1,225
Net interest income	3,570	3,597	3,652	3,707
Provision for loan losses	300	485	350	1,000
Net interest income after
provision for loan losses	3,270	3,112	3,302	2,707

Noninterest income:
Fees and service charges	1,150	1,231	1,247	1,089
Abstract fees	131	152	141	137
Mortgage banking income	116	108	247	220
Loan prepayment fees	1	12	2	28
Other income	371	397	382	414
Total noninterest income	1,769	1,900	2,019	1,888

Investment securities gains (losses), net:
Total other-than-temporary impairment losses	-	-	-	-
Portion of loss recognized in other
comprehensive income (loss) before taxes	-	-	-	-
Net impairment losses recognized in earnings	-	-	-	-
Realized securities gains (losses), net	-	30	86	20
Total securities gains (losses), net	-	30	86	20

Noninterest expense:
Compensation and employee benefits	1,880	1,911	2,033	1,986
Premises and equipment	505	443	439	454
Data processing	193	240	219	217
FDIC insurance expense	144	114	96	77
Foreclosed real estate impairment	71	318	64	103
Other	1,280	1,374	1,207	1,311
Total noninterest expense	4,073	4,400	4,058	4,148

Income before income taxes	966	642	1,349	467

Provision for income taxes	276	94	325	91
Net income	$690	$548	$1,024	$376

Basic earnings per common share	$0.41	$0.31	$0.66	$0.17

Diluted earnings per common share	$0.41	$0.31	$0.65	$0.16

	Year Ended December 31, 2010
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

Interest income	$5,788	$5,594	$5,476	$5,351
Interest expense	2,022	1,964	1,942	1,818
Net interest income	3,766	3,630	3,534	3,533
Provision for loan losses	800	1,610	168	1,513
Net interest income after
provision for loan losses	2,966	2,020	3,366	2,020

Noninterest income:
Fees and service charges	1,077	1,216	1,266	1,214
Abstract fees	143	164	175	155
Mortgage banking income	112	129	351	374
Loan prepayment fees	10	17	2	6
Other income	323	348	404	257
Total noninterest income	1,665	1,874	2,198	2,006

Investment securities gains (losses), net:
Total other-than-temporary impairment losses	-	-	-	-
Portion of loss recognized in other
comprehensive income (loss) before taxes	-	-	-	-
Net impairment losses recognized in earnings	-	-	-	-
Realized securities gains (losses), net	8	-
Total securities gains (losses), net	8	-	-	-

Noninterest expense:
Compensation and employee benefits	1,890	1,880	1,929	1,916
Premises and equipment	501	484	460	450
Data processing	213	230	217	212
FDIC insurance expense	144	140	135	143
Foreclosed real estate impairment	10	307	7	155
Other	996	1,162	1,139	1,220
Total noninterest expense	3,754	4,203	3,887	4,096

Income (loss) before income taxes	885	(309)	1,677	(70)

Provision (benefit) for income taxes	256	(180)	512	(110)
Net income (loss)	$629	$(129)	$1,165	$40

Basic earnings (loss) per common share	$0.37	$(0.19)	$0.77	$(0.07)

Diluted earnings (loss) per common share	$0.37	$(0.19)	$0.76	$(0.07)

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Note 21.	Segment Reporting

An operating segment is generally defined as a component of a business for which discrete financial information is available and whose results are reviewed by the chief operating decision maker.  The Company has determined that it has one reportable segment, which is the traditional banking segment.  All other segments were considered quantitatively insignificant and grouped in the category “All Others.”  The traditional banking segment consists of the Company and the Bank.  The Bank operates as a federal savings bank providing deposit, loan and other related products to individuals and small businesses, primarily in the communities where the Bank's offices are located.  The remaining grouping under the heading “All Others” consists of the operations of the subsidiaries under the Bank, which includes real estate abstracting services, insurance and investment services, and ownership of low-income housing tax credit apartment complexes.

Transactions between affiliates, the resulting revenues of which are shown in the intersegment revenue category, are conducted at market prices, meaning prices that would be paid if the companies were not affiliates.

	Year Ended December 31, 2011
	Traditional
	Banking	All Others	Total

Interest income	$20,214,912	$-	$20,214,912

Interest expense	5,581,551	107,116	5,688,667
Net interest income (loss)	14,633,361	(107,116)	14,526,245

Provision for loan losses	2,135,000	-	2,135,000

Net interest income (loss) after
provision for loan losses	12,498,361	(107,116)	12,391,245

Noninterest income	5,827,515	1,748,428	7,575,943
Securities gains, net	135,754	-	135,754
Noninterest expense	14,804,879	1,873,700	16,678,579

Income (loss) before income taxes	3,656,751	(232,388)	3,424,363

Provision for income taxes	827,100	(41,100)	786,000

Net income (loss)	$2,829,651	$(191,288)	$2,638,363

Intersegment revenue (expense)	$487,518	$(487,518)	$-

Total assets	429,659,504	3,362,114	433,021,618

Total deposits	360,850,727	-	360,850,727

	Year Ended December 31, 2010

	Traditional
	Banking	All Others	Total

Interest income	$22,208,615	$-	$22,208,615

Interest expense	7,634,844	111,370	7,746,214
Net interest income (loss)	14,573,771	(111,370)	14,462,401

Provision for loan losses	4,091,000	-	4,091,000

Net interest income (loss) after
provision for loan losses	10,482,771	(111,370)	10,371,401

Noninterest income	6,255,171	1,683,194	7,938,365
Securities gain (losses), net	7,652	-	7,652
Noninterest expense	14,504,681	1,629,912	16,134,593

Income before income taxes	2,240,913	(58,088)	2,182,825

Provision for income taxes	468,800	8,700	477,500

Net income	$1,772,113	$(66,788)	$1,705,325

Intersegment revenue (expense)	$687,592	$(687,592)	$-

Total assets	448,725,812	3,537,854	452,263,666

Total deposits	349,832,904	-	349,832,904

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 22.	Subsequent Events

Subsequent events have been evaluated through the date financial statements are filed with the Securities and Exchange Commission.  Through that date, there were no events requiring disclosure, except for the following:

On January 11, 2012, the Company completed the repurchase of the Warrant to purchase the Company's common stock held by the Treasury. The Company paid $600,000 to the Treasury to repurchase the Warrant. With this transaction, the Treasury no longer holds any investment in the Company. In accordance with an undertaking made by the Company in its selling shareholder “shelf“ registration statement filed with the U.S. Securities and Exchange Commission to remove from registration, by means of a post-effective amendment, any of the securities that had been registered for issuance that remained unsold at the termination of its offering, on February 9, 2012, the Company filed a post-effective amendment to remove from registration the Warrant previously issued to the Treasury, and the shares of common stock underlying the Warrant.

In February 2012, the Company implemented a plan to sell First Iowa Title, the Bank's subsidiary which provides real estate abstracting services.  The Company expects the sale of First Iowa Title to be completed during 2012.  First Iowa Title's major asset and liability classes include $475,704 of title plant, $80,397 of other assets and $168,915 of liabilities.